RESTRICTED CASH (Details) (USD $)				0 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 29, 2013 Tocqueville Bullion Reserve, Ltd.	Jan. 02, 2014 Tocqueville Bullion Reserve, Ltd. Subsequent Event	Dec. 31, 2013 Self-insurance deposit	Dec. 31, 2012 Self-insurance deposit	Dec. 31, 2011 Qualified environmental trust fund	Dec. 31, 2013 Qualified environmental trust fund	Dec. 31, 2012 Qualified environmental trust fund
RESTRICTED CASH
Restricted cash	$ 28,723,000	$ 25,450,000			$ 6,900,000	$ 4,700,000		$ 16,800,000	$ 20,700,000
Contribution to qualified environmental trust ("QET")							32,000,000
Amount withdrawn from the trust to fund the environmental remediation expenditures								2,800,000	12,000,000
Amount deposited into restricted account			$ 5,000,000
Number of shares acquired				5,000
Purchase price (in dollars per shares)				$ 1,000